STATUTORY RESERVE AND RESTRICTED NET ASSETS (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Statutory Reserve And Restricted Net Assets
Annually and is not to be less	10.00%
Reserves will be limited	50.00%
Statutory reserve	$ 708,470	$ 708,470
Aside reserve	$ 609,865	$ 595,720